October 27,
1995
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

          RE:  Prudential Municipal Series Fund
               File No. 2-91216

Ladies and Gentlemen:

          On behalf of Prudential Municipal Series Fund enclosed for filing under the Investment Company Act of 1940 are:

          (1)  One copy of the Rule 24f-2 Notice; and

          (2)  Opinion of counsel to the Fund.

          These documents have also been filed using the EDGAR system.

          If you have any questions relating to the foregoing, please call the undersigned at (212) 214-1248.


          Please acknowledge receipt via EDGAR.


                                   Very truly yours,

                                   /s/ Deborah A. Docs
DAD:lr                             Deborah A. Docs
Enclosures                         Assistant
Secretary


cc:  Paul H. Dykstra
     (Gardner, Carton & Douglas)

MSF-995.24F

                                        October 27,
1995
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:  Rule 24f-2 Notice for Prudential Municipal Series Fund
     (File No. 2-91216)

Ladies and Gentlemen:

     This Notice is filed on behalf of Prudential Municipal Series Fund, pursuant to the requirements of Rule 24f-2 under the Investment Company Act of 1940.

     1.   Fiscal year end for which notice is filed:  8/31/95.

     2. Number of shares registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold as of the beginning of the fiscal year, 9/1/94: None.

     3.   The number of shares registered during the fiscal year ended
8/31/95
          other than pursuant to Rule 24f-2: 5,263,925.

     4.   The number of shares sold* during the fiscal year ended 8/31/95:
          2,175,772,244.

     5. The number of shares sold during the fiscal year ended 8/31/95 in reliance upon Rule 24f-2: 2,175,772,244.

     Pursuant to the requirements of Rule 24f-2, I have forwarded the required opinion of counsel.

                                   Very truly yours,

                                   /s/ S. Jane Rose
SJR                                S. Jane Rose
Encls.                             Secretary

Calculation of Fee         No. of Shares         Dollar Amount

Shares sold*                       2,175,772,244        $
2,304,048,227
Shares redeemed            (2,098,305,376)
$(2,389,530,504) Net sales for calculation
of fee                         77,466,868        $   (85,482,277)
Fee at 1/29 of 1%                                $    -0-









                                   Boston
                                   October 23, 1995


Prudential Mutual Fund
  Management, Inc.
One Seaport Plaza
New York, N.Y.  10292

               Re:  Prudential Municipal Series Fund Rule 24f-2 Notice
                      for Fiscal
Year Ended August 31, 1995

Ladies and Gentlemen:

     You have requested our opinion as to certain matters of Massachusetts law in connection with the Notice pursuant to Rule 24f-2 (the "Notice") under the Investment Company Act of 1940, as amended, being filed for the fiscal year ended August 31, 1995 by Prudential Municipal Series Fund (formerly
"Prudential-Bache Municipal Series Fund"), a trust with transferable shares (the "Fund"), established under Massachusetts law pursuant to a Declaration of Trust dated May 18, 1984 (the "Original Declara-tion"), which, as theretofore amended, was amended and restated by an Amended and Restated Decla-ration of Trust (the "Amended and Restated Declaration") dated August 17, 1994 (the Original Declara-tion, as amended and restated by the Amended and Restated Declaration, is hereinafter referred to as the "Declaration").

      We have acted as counsel to the Fund in connection with the execution and delivery of the
Amended and Restated Declaration, and in connection therewith we have examined and are familiar with the Original Declaration and the instruments amending, restating and supplementing the same (including the Amended and Restated Declaration), and the actions taken by the Trustees of the Fund to organize the Fund and to authorize the issuance and sale of shares of beneficial interest, par value $.01 per share
(the "Shares"), of the several series authorized by the Declaration. For purposes of this opinion, we also have examined and are familiar with the Declaration, the Bylaws of the Fund, the Notice, the most recent forms of the Prospectus and the Statement of Additional Information included in the Fund's Registration
Statement on Form N-1A, certificates of Trustees and officers of the Fund and of public officials as to other matters of fact, and such questions of law and fact, as we have considered necessary or appropriate for purposes of the opinions expressed herein. We have assumed the genuineness of the signatures on, and the authenticity of, all documents furnished to us, and the conformity to the originals of documents submitted to us as copies, which we have not independently verified.

     Based upon and subject to the foregoing, we hereby advise you that, in our opinion, under Massa-chusetts law:

     1. The Fund is validly existing as a trust with transferable shares of the type commonly called a Massachusetts business trust.

     2. The Fund was authorized to issue an unlimited number of Shares; the Shares of each series issued by the Fund during the fiscal year ended August 31, 1995 (the "Issued Shares")
    were duly and validly authorized by all requisite action of the Trustees of the Fund, and no action of shareholders of the Fund was required in such connection.

     3. The Issued Shares were validly and legally issued by the Fund, and all of the Issued
   Shares which remained outstanding at August 31, 1995, were fully paid and nonassessable by the
    Fund.

     With respect to the opinion stated in paragraph 3 above, we wish to point out that the share-holders of a Massachusetts business trust may under some circumstances be subject to assessment at the instance of creditors to pay the obligations of such trust in the event that its assets are insufficient for the purpose.

    This letter expresses our opinions as to the provisions of the Declaration and the laws of Massa-chusetts applying to business trusts generally, but does not extend to the Massachusetts Securities Act, or to federal securities or other laws.

     We hereby consent to the filing of this letter with the Securities and Exchange Commission as an exhibit to the Notice, but we do not thereby concede that we come within the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended.

                                 Very truly yours,
                                 SULLIVAN & WORCESTER
                                 (A REGISTERED LIMITED LIABILITY


PARTNERSHIP)